Federated Hermes Prime Cash Obligations Fund Investment Objectives and Goals - Advisor Shares [Member] - Federated Hermes Prime Cash Obligations Fund	Jul. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Information–Advisor Shares Federated Hermes Prime Cash Obligations Fund (the “Fund”)
Objective [Heading]	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income consistent with stability of principal and liquidity. The investment objective may be changed by the Fund’s Board of Trustees without Shareholder approval.